PROPERTY AND EQUIPMENT (Details) - USD ($)	Apr. 30, 2019	Jul. 31, 2018
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 380,838	$ 150,002
Accumulated depreciation	(53,573)	(14,296)
Total	327,265	135,706
Renovation
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	143,695	85,362
Fixtures and Furniture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	68,005	38,046
Tools and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	78,575	20,796
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	66,951	0
Computer Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 23,612	$ 5,798